Retirement benefits	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Retirement benefits	Staff costs

Accounting for staff costs
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services.
To receive an award, an individual must have provided service over the vesting period and been employed on the scheduled vesting date or be considered an eligible leaver. The expense for deferred cash and share awards is recognised over the period employees’ services contribute to the awards. The Group considers it appropriate to recognise the expense over the vesting period, including the financial year prior to the grant date.
The accounting policies for share-based payments and retirement benefits are included in Note 31 and Note 32, respectively.

	2025	2024	2023
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,422	1,278	1,202
Deferred bonus	786	636	543
Total incentive awards granted	2,208	1,914	1,745

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(555)	(452)	(384)
Add: current year charges for deferred bonuses from previous years	426	405	390
Other differences between incentive awards granted and income statement charge	3	(2)	(1)
Income statement charge for performance costs	2,082	1,865	1,750

Other income statement charges:
Salaries	5,099	4,994	5,120
Social security costs	863	754	755
Retirement benefits[1]	572	558	539
Other compensation costs	637	587	555
Total compensation costs[2]	9,253	8,758	8,719

Other resourcing costs:
Outsourcing	929	693	601
Redundancy and restructuring	199	235	452
Temporary staff costs	70	61	91
Other	156	129	154
Total other resourcing costs	1,354	1,118	1,298

Total staff costs	10,607	9,876	10,017
Group compensation costs as a % of total income	31.8	32.7	34.4
Group staff costs as a % of total income	36.4	36.9	39.5
Notes:
1Retirement benefits charge includes £382m (2024: £377m; 2023: £371m) with respect to defined contribution schemes and £190m (2024: £181m; 2023: £168m)
with respect to defined benefit schemes.
2£834m (2024: £875m; 2023: £860m) of Group compensation cost was capitalised as internally generated software and excluded from the staff costs disclosed above.
Retirement benefits

Accounting for retirement benefits
The Group operates a number of pension schemes and post-employment benefit schemes.
Defined contribution – the Group recognises contributions due in respect of the accounting period in the income statement. Any contributions unpaid at the balance sheet date are included as a liability.
Defined benefit – the Group recognises its obligations to members of each scheme at the period end, less the fair value of the scheme assets after applying the asset ceiling test.
Each scheme’s obligations are calculated using the projected unit credit method. Scheme assets are stated at fair value as at the period end.
Changes in pension scheme liabilities or assets (remeasurements) that do not arise from regular pension cost, net interest on net defined benefit liabilities or assets, past service costs, settlements or contributions to the scheme, are recognised in other comprehensive income.
Remeasurements comprise experience adjustments (differences between previous actuarial assumptions and what has actually occurred), the effects of changes in actuarial assumptions, return on scheme assets (excluding amounts included in the interest on the assets) and any changes in the effect of the asset ceiling restriction (excluding amounts included in the interest on the restriction).
The cost of providing healthcare benefits to retired employees is accrued as a liability in the financial statements over the period that the employees provide services to the Group, using a methodology similar to that for defined benefit pension schemes.

Pension schemes
UK Retirement Fund (UKRF)
The UKRF is the Group’s main scheme, representing 95.3% (2024: 96%) of the Group’s total retirement benefit obligations.
Between 1 January 2025 and 30 June 2025, Barclays Bank PLC was the principal employer of the UKRF, with Barclays Bank UK PLC and
Barclays Execution Services Limited as the participating employers.
From 1 July 2025, the UKRF was amended to become a sectionalised scheme to meet the requirements of the Financial Services and
Markets Act 2000 (Banking Reform) (Pensions) Regulations 2015, creating two separate sections - the Barclays Bank Section and the
Barclays UK Section. From 1 July 2025, Barclays Bank PLC became the principal employer of the Barclays Bank Section, with Barclays
Execution Services Limited as a participating employer. From that date, Barclays Bank UK PLC participates only in the Barclays UK
Section and is solely responsible for funding that section.
Sectionalisation did not change the balance sheet position of the UKRF from the Group's perspective, and employees’ benefits are unchanged.
The UKRF was closed to new entrants on 1 October 2012, and comprises a number of different benefit categories, the two most significant of which are:
•Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). The  risks that Barclays is exposed to in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
•The 1964 Pension Scheme. Most UK employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April
2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan, a historic defined contribution section which is now closed to future contributions. The risks that Barclays is exposed to  in relation to the 1964 Pension
Scheme are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
Barclays Pension Savings Plan (BPSP)
The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012. BPSP is not subject to the same investment return, inflation or life expectancy risks for Barclays that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Other
Apart from the UKRF and the BPSP, Barclays operates a number of smaller pension and long-term employee benefits and post-retirement healthcare plans globally, the largest of which are the US defined benefit and defined contribution schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles, such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Governance
The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust
Deed and Rules and all relevant legislation. The Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF, which are held separately from the assets of the Group.
The Trustee Board comprises six Management Directors selected by Barclays, of whom three are independent Directors, with no relationship with Barclays (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active, deferred or pensioner members of the UKRF, who apply for the role.
The BPSP is a group personal pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
Similar principles of pension governance apply to the Group’s other pension schemes, depending on local legislation.
Amounts recognised
The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all
Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to Defined contribution schemes is disclosed as part of footnotes to Note 30 Staff costs.

Income statement charge/(credit)
	2025	2024	2023
	£m	£m	£m
Current service cost	171	180	165
Net finance income	(159)	(154)	(222)
Past service cost	18	—	—
Other movements	1	1	3
Total	31	27	(54)

Balance sheet reconciliation
	2025		2024
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(19,600)	(18,729)	(21,513)	(20,618)
Current service cost	(171)	(143)	(180)	(155)
Interest costs on scheme liabilities	(1,029)	(994)	(933)	(901)
Past service cost	(18)	—	—	—
Remeasurement gain – financial	536	548	1,794	1,797
Remeasurement (loss)/gain – demographic	(59)	(47)	12	13
Remeasurement loss – experience	(196)	(202)	(55)	(54)
Employee contributions	(5)	—	(6)	—
Benefits paid	1,206	1,163	1,230	1,189
Exchange and other movements	25	—	51	—
Benefit obligation at end of the year	(19,311)	(18,404)	(19,600)	(18,729)
Fair value of scheme assets at beginning of the year	22,623	21,928	24,914	24,234
Interest income on scheme assets	1,188	1,164	1,087	1,062
Employer contribution	55	42	37	22
Remeasurement – return on scheme assets less than discount rate	(292)	(303)	(2,192)	(2,184)
Employee contributions	5	—	6	—
Benefits paid	(1,195)	(1,163)	(1,221)	(1,189)
Exchange and other movements	(30)	(14)	(8)	(17)
Fair value of scheme assets at end of the year	22,354	21,654	22,623	21,928
Net surplus	3,043	3,250	3,023	3,199
Retirement benefit assets	3,308	3,250	3,263	3,199
Retirement benefit liabilities	(265)	—	(240)	—
Net retirement benefit assets	3,043	3,250	3,023	3,199
Included within the total benefit obligation is £701m (2024: £695m) relating to overseas pensions and £206m (2024: £175m) relating to other post-employment benefits.

Breakdown of the UKRF benefit obligation and assets split by section
	2025		2025	2024
	Barclays Bank Section	Barclays UK Section	UKRF Total	UKRF Total
	£m	£m	£m	£m
Active members	981	719	1,700	1,699
Deferred members (Afterwork)	1,828	11	1,839	1,716
Deferred members (non-Afterwork)	3,786	—	3,786	4,269
Pensioners and Dependents	11,079	—	11,079	11,045
Benefit obligation at end of the year	17,674	730	18,404	18,729
Assets at end of the year	20,855	799	21,654	21,928
Barclays previously considered the potential implications for the UKRF of the ruling and appeal in Virgin Media v NTL Pension Trustees II
Ltd. This activity did not identify any relevant amendments to the UKRF (of the nature of that found to have been void in the Virgin Media case) that were not subject to actuarial confirmation. Since this activity was completed the Pension Schemes Bill 2025 (the Bill) has been published, which once in force will enable trustees to obtain retrospective actuarial confirmation in certain circumstances. Progress of the
Bill continues to be tracked by Barclays. The position remains that no material additional benefit obligation is expected
As at 31 December 2025, the UKRF as a whole was  in surplus versus benefit obligations by £3,250m (2024: £3,199m).  The Barclays Bank
Section had a surplus of £3,181m and the Barclays UK Section had a surplus of £69m.
The weighted average duration of the benefit payments reflected in the defined benefit obligation for the Barclays Bank Section of the
UKRF is 11 years and Barclays UK Section is 10 years (2024 UKRF: 11 years). The UKRF expected benefits promised to date are projected to be paid out for in excess of 50 years, although 35% of the benefits are expected to be paid in the next 10 years; 34% in years 11 to 20 and
20% in years 21 to 30. The remainder of the benefits are expected to be paid beyond 30 years.
Of the £1,163m (2024: £1,189m) UKRF benefits paid out, £148m (2024: £165m) related to transfers out.
Where a scheme’s assets exceed its obligation, an asset is recognised to the extent that it does not exceed the present value of future contribution holidays or if the Group has an unconditional right to a refund of this asset at the end of the life of the plan (the asset ceiling). In the case of the
UKRF the asset ceiling is not applied as, in certain specified circumstances such as wind-up, the Group expects to be able to recover any surplus or reduce contributions. Similarly, a liability in respect of future minimum funding requirements is not recognised. The Trustee does not have a substantive right to augment benefits, nor do they have the right to wind up the plan except in the dissolution of the Group or termination of contributions by the Group. The application of the asset ceiling to other plans and recognition of additional liabilities in respect of future minimum funding requirements are considered on an individual plan basis.
Critical accounting estimates and judgements
Key areas involving a higher degree of judgement or estimation include:

Estimates
Valuation of defined benefit scheme obligations are dependent on a number of assumptions, the most critical being discount rates, price inflation, and life expectancy.
These estimates are considered to  have a significant risk of resulting in a material adjustment to the carrying amount of defined benefit obligations within the next financial year.
Below is a summary of the main financial and demographic assumptions adopted for both sections of the UKRF with the Barclays Bank
Section representing 91.5% of the UKRF benefit obligation and the Barclays UK Section representing 3.8%.

	2025		2024
	Barclays Bank Section	Barclays UK Section	UKRF
Key UKRF financial assumptions	% p.a.	% p.a.	% p.a.
Discount rate	5.46	5.42	5.44
Inflation rate (RPI)	2.92	2.89	3.32
The discount rate assumption for 2025 for both sections of the UKRF was based on a standard WTW RATE Link model. The RPI inflation assumption for 2025 was set by reference to the Bank of England’s implied inflation curve. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and inflation assumptions is consistent with that used at the prior year end.
The Barclays Bank Section of the UKRF’s post-retirement mortality assumptions are based on best estimates derived from an analysis in
2022 of the UKRF’s own post-retirement mortality experience and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2024 core projection model published by the Continuous Mortality
Investigation Bureau subject to a long-term trend of 1.1% per annum in future improvements (2024: 1.25% per annum). Barclays UK
Section of the UKRF does not have any post-retirement mortality assumptions as it only provides a cash lump sum at retirement, not a pension for life.
The table below shows how the assumed life expectancy, for members of the Barclays Bank Section, has changed since last year:

Assumed life expectancy[1]	2025	2024
Life expectancy at 60 for current pensioners (years)
– Males	26.6	26.5
– Females	29.3	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.0
– Females	30.6	30.8
Note:
1The life expectancies disclosed are in respect of a population of the membership that represents c60% of the Defined Benefit Obligation of the Barclays Bank
Section of the UKRF (excluding Afterwork, which has no post-retirement mortality risk) with the remaining members having life expectancy at age 60 of between
26.4 years and 29.3 years.
Approximately, 70% of the longevity risk for current pensioners of the Barclays Bank Section of the UKRF has been reinsured and the transactions will provide income to the Section if pensions are paid out for longer than expected. The contracts form part of the Section’s investment portfolio.
Sensitivity analysis on actuarial assumptions
The sensitivity analysis has been calculated by valuing the UKRF liabilities, using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

Change in key assumptions for the UKRF
	2025	2025	2024
	(Decrease)/Increase in defined benefit obligation
	Barclays Bank Section	Barclays UK Section	UKRF
	£bn	£bn	£bn
Discount rate
0.5% p.a. increase	(0.9)	(0.03)	(1.0)
0.25% p.a. increase	(0.4)	(0.02)	(0.5)
0.25% p.a. decrease	0.5	0.02	0.5
0.5% p.a. decrease	1.0	0.04	1.1
Assumed RPI
0.5% p.a. increase	0.7	0.03	0.7
0.25% p.a. increase	0.3	0.01	0.3
0.25% p.a. decrease	(0.3)	(0.01)	(0.4)
0.5% p.a. decrease	(0.6)	(0.03)	(0.7)
Life expectancy at 60
One year increase	0.5	0.00	0.5
One year decrease	(0.5)	0.00	(0.5)
Assets
A long-term investment strategy has been set for the Barclays Bank Section and Barclays UK Section of the UKRF, with asset allocation comprising a mixture of gilts, bonds, and other appropriate assets. This strategy recognises that different asset classes are likely to produce different long-term returns, and some asset classes may be more volatile than others. The long-term investment strategies ensure, among other aims, that investments are adequately diversified.
The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Total				Of which relates to UKRF
	Quoted[1] £m	Unquoted[1,2] £m	Value £m	% of total fair value of scheme assets %	Quoted[1] £m	Unquoted[1,2] £m	Value £m	% of total fair value of scheme assets %
As at 31 December 2025
Bonds - fixed government	1,975	4	1,979	8.9	1,769	4	1,773	8.2
Bonds - index-linked government	8,283	—	8,283	37.1	8,269	—	8,269	38.2
Bonds - corporate and other[3]	1,767	5,015	6,782	30.3	1,562	5,015	6,577	30.4
Equities	227	—	227	1.0	99	—	99	0.4
Private equities	—	1,859	1,859	8.3	—	1,859	1,859	8.6
Property	22	1,392	1,414	6.3	—	1,392	1,392	6.4
Infrastructure	—	414	414	1.9	—	413	413	1.9
Hedge funds	13	1,635	1,648	7.4	—	1,635	1,635	7.6
Derivatives	1	(1,476)	(1,475)	(6.6)	—	(1,475)	(1,475)	(6.8)
Longevity reinsurance contracts	—	(103)	(103)	(0.5)	—	(103)	(103)	(0.5)
Cash and liquid assets[4]	2,309	(1,093)	1,216	5.4	2,305	(1,093)	1,212	5.6
Mixed investment funds	—	—	—	—	—	—	—	—
Other	15	95	110	0.5	—	3	3	—
Fair value of scheme assets[5]	14,612	7,742	22,354	100.0	14,004	7,650	21,654	100.0

As at 31 December 2024
Bonds - fixed government	1,546	—	1,546	6.8	1,306	—	1,306	6.0
Bonds - index-linked government	8,234	—	8,234	36.4	8,214	—	8,214	37.5
Bonds - corporate and other	5,604	717	6,321	27.9	5,395	717	6,112	27.9
Equities	121	—	121	0.5	—	—	—	—
Private equities	—	2,134	2,134	9.4	—	2,134	2,134	9.7
Property	19	1,238	1,257	5.6	—	1,238	1,238	5.6
Infrastructure	—	1,388	1,388	6.1	—	1,388	1,388	6.3
Hedge funds	9	1,390	1,399	6.2	—	1,390	1,390	6.3
Derivatives	(7)	(1,799)	(1,806)	(8.0)	(7)	(1,799)	(1,806)	(8.2)
Longevity reinsurance contract	—	(117)	(117)	(0.5)	—	(117)	(117)	(0.5)
Cash and liquid assets[4]	(454)	2,529	2,075	9.2	(464)	2,529	2,065	9.4
Mixed investment funds	8	—	8	—	—	—	—	—
Other	7	56	63	0.4	—	4	4	—
Fair value of scheme assets[5]	15,087	7,536	22,623	100.0	14,444	7,484	21,928	100.0
Notes:
1During the year ended 31 December 2025, there were c£3bn assets re-classified from unquoted to quoted under cash and liquid assets and c£4bn assets reclassified from quoted to unquoted for Bonds - corporate and other (year ended 31 December 2024: there were no material re-classifications). These re-classifications reflect enhancement to the Bank's levelling policy, including the use of additional data in the active market assessment of issued debt.
2Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2025 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays does not believe these valuations will differ materially from the fair value, in the context of the overall UKRF asset size.
3During the year ended 31 December 2025, there were c£740m of infrastructure loan assets reclassified to Bonds - corporate and other (2024 classification :
Infrastructure).
4Cash and liquid assets for the UKRF consists of £189m (2024: £484m) of cash including receivables/payables, £2,116m (2024: £2,529m) of pooled cash funds and
£(1,093)m (2024: £(948)m) of repurchase agreements.
5Included within the fair value of UKRF assets was nil (2024: nil) relating to shares in Barclays PLC and nil (2024: nil) relating to bonds issued by Barclays PLC.
The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays PLC.
The value of the UKRF assets split by section are shown in the table below.

UKRF assets split by section
	Barclays Bank Section				Barclays UK Section
	Quoted £m	Unquoted £m	Value £m	% of total fair value of scheme assets %	Quoted £m	Unquoted £m	Value £m	% of total fair value of scheme assets %
As at 31 December 2025
Bonds - fixed government	1,721	4	1,725	8.3	48	—	48	6.0
Bonds - index-linked government	7,751	—	7,751	37.2	518	—	518	64.8
Bonds - corporate and other	1,471	4,729	6,200	29.7	91	286	377	47.2
Equities	—	—	—	—	99	—	99	12.4
Private equities	—	1,859	1,859	8.9	—	—	—	—
Property	—	1,392	1,392	6.7	—	—	—	—
Infrastructure	—	413	413	2.0	—	—	—	—
Hedge funds	—	1,635	1,635	7.8	—	—	—	—
Derivatives	—	(1,478)	(1,478)	(7.1)	—	3	3	0.4
Longevity reinsurance contracts	—	(103)	(103)	(0.5)	—	—	—	—
Cash and liquid assets	2,288	(830)	1,458	7.0	17	(263)	(246)	(30.8)
Other	—	3	3	—	—	—	—	—
Fair value of scheme assets	13,231	7,624	20,855	100.0	773	26	799	100.0
At 31 December 2025, 39% of the Barclays Bank Section assets and 38% of the Barclays UK Section assets (2024 UKRF: 38%) were invested in liability-driven investment strategies; primarily UK gilts as well as interest rate and inflation swaps. These swaps are used to better match the assets to its liabilities. The swaps are used to reduce the scheme’s inflation and duration risks against its liabilities.
The UKRF employs derivative instruments, where appropriate, to match assets more closely to liabilities, or to achieve a desired exposure or return.  The value of assets shown reflects the assets held by the UKRF, with any derivative holdings reflected on a fair value basis. The
Trustee also uses repurchase agreements and reverse repurchase agreements to achieve the Trustee’s liability hedging objective.
The UKRF has a comprehensive and robust liquidity framework in place. The aim of the liquidity framework is to ensure that benefit payments and other liquidity outflows are paid in due course, sufficient liquidity and collateral is maintained to achieve strategic allocation targets and that all liquidity outflows/collateral needs are covered without forced sale or strategic asset allocation changes.
The Barclays Bank Section of the UKRF holds two longevity reinsurance contracts covering 70% of the current pensioner liabilities of the
Barclays Bank Section. The contracts provide income to the Section if pensions are paid out for longer than expected. At 31 December 2025, the combined value of the contracts was £(103)m (2024: £(117)m). The negative value reflects the estimated impact of changes in the reinsurance market, demographic assumptions and risk premia since the contracts were entered into.
For information on the UKRF Trustee’s approach to Responsible Investment and Climate Risk, in the context of managing the UKRF, please refer to the UKRF Trustee website at epa.towerswatson.com/accounts/barclays/public/barclays-bank-responsible-investment-policy/.
Funding valuation
The UKRF annual funding update as at 30 September 2024 showed a funding surplus of £1.75bn. The 30 September 2025 funding update is not available at the date of this report , as the triennial funding valuations for the UKRF are due to be completed in 2026 with an effective date of 30 September 2025.
The main differences between the funding and accounting assumptions are a different approach to setting the discount rate and a more conservative life expectancy assumption for funding.
As part of the 2022 triennial funding valuation, the Trustee and Barclays Bank PLC agreed an annual adequacy test on a basis more prudent than the IAS 19 or funding bases. Should the Barclays Bank Section of the UKRF be sufficiently funded on this basis, the regular employer contributions to this Section to fund future Afterwork accrual will not be required in the following calendar year. The test will be reviewed at the 2025 triennial valuation, which is expected to be completed in 2026. The test was passed in September, so no regular employer contributions to the Barclays Bank Section are required for 2026. Regular employer contributions are being paid to the Barclays UK Section to fund future Afterwork accrual, an annual adequacy test does not apply to this Section.
Other support measure agreed
Collateral – Barclays Bank PLC has entered into an agreement with the UKRF Trustee to provide collateral to cover at least 100% of any
Barclays Bank Section funding deficit with an overall cap of £8.4bn. Barclays Bank UK PLC has entered into an agreement with the UKRF
Trustee to provide collateral to cover at least 100% of any Barclays UK Section funding deficit with an overall cap of £0.6bn. The collateral pools are currently zero, reflecting the surplus funding position of each Section. The arrangements provide the UKRF Trustee with dedicated access to pools of assets in the event of Barclays Bank PLC or Barclays Bank UK PLC not paying any required deficit reduction contribution to their respective Sections or in the event of their respective insolvency.
Contribution
There were nil (2024: nil) Section 75 contributions included within the Group’s contributions paid.
The Group’s expected contribution to the UKRF in respect of defined benefits in 2026 is £59m.